UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		57
Form 13F Information Table Value Total:		112250 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	2042	23525	SHRS		SOLE		23525
Abbott Laboratories	COM	002824100	1966	36706	SHRS		SOLE		36706
AstraZeneca PLC		COM	046353108	1443	26975	SHRS		SOLE		26975
AT&T			COM	00206R102	388	9361	SHRS		SOLE		9361
Automatic Data		COM	053015103	1726	35600	SHRS		SOLE		35600
Berkshire Hathaway B	COM	084670207	3407	945	SHRS		SOLE		945
Boeing Company		COM	097023105	862	8964	SHRS		SOLE		8964
BP PLC			COM	055622104	1449	20085	SHRS		SOLE		20085
Canon Inc		COM	138006309	2932	50007	SHRS		SOLE		50007
Cascade Finl Corp	COM	147272108	196	12381	SHRS		SOLE		12381
Cisco Systems		COM	17275r102	2272	81563	SHRS		SOLE		81563
CityBank		COM	17770a109	2119	67239	SHRS		SOLE		67239
Coca Cola		COM	191216100	3017	57668	SHRS		SOLE		57668
ConocoPhillips		COM	20825c104	2874	36609	SHRS		SOLE		36609
Consolidated Edison	COM	209115104	1823	40400	SHRS		SOLE		40400
Costco Wholesale	COM	22160k105	2874	49107	SHRS		SOLE		49107
Daktronics Inc		COM	234264109	1054	49075	SHRS		SOLE		49075
Danaher Inc		COM	235851102	532	7052	SHRS		SOLE		7052
EMC Corp		COM	268648102	1664	91960	SHRS		SOLE		91960
Emerson Electric	COM	291011104	1386	29620	SHRS		SOLE		29620
Encana Corp		COM	292505104	1819	29600	SHRS		SOLE		29600
Exxon Mobil		COM	30231g102	4426	52762	SHRS		SOLE		52762
Frontier Financial	COM	35907k105	1825	81020	SHRS		SOLE		81020
General Electric	COM	369604103	2614	68298	SHRS		SOLE		68298
GlaxoSmithKline PLC	COM	37733w105	2130	40670	SHRS		SOLE		40670
Hewlett-Packard		COM	428236103	2060	46164	SHRS		SOLE		46164
Horizon Financial	COM	44041f105	2613	119923	SHRS		SOLE		119923
Ingersoll-Rand Ltd	COM	G4776g101	2127	38800	SHRS		SOLE		38800
Intel Corp		COM	458140100	2357	99269	SHRS		SOLE		99269
IShares Japan		COM	464286848	2629	181200	SHRS		SOLE		181200
IShares Switzerland	COM	464286749	2836	107325	SHRS		SOLE		107325
Johnson & Johnson	COM	478160104	2920	47382	SHRS		SOLE		47382
Kimberly Clark		COM	494368103	1323	19775	SHRS		SOLE		19775
Lilly Eli & Co		COM	532457108	1496	26776	SHRS		SOLE		26776
Medtronic Inc		COM	585055106	1013	19532	SHRS		SOLE		19532
Microsoft		COM	594918104	5044	171161	SHRS		SOLE		171161
Mylan Labs		COM	628530107	943	51840	SHRS		SOLE		51840
Newmont Mining Corp	COM	651639106	1623	41550	SHRS		SOLE		41550
Novo Nordisk AS		COM	670100205	1290	11885	SHRS		SOLE		11885
Occidental Pete		COM	674599105	1237	21380	SHRS		SOLE		21380
Paccar			COM	693718108	3889	44677	SHRS		SOLE		44677
Pepsico			COM	713448108	2959	45633	SHRS		SOLE		45633
Pfizer			COM	717081103	2505	97983	SHRS		SOLE		97983
Plum Creek Timber	COM	729251108	1325	31816	SHRS		SOLE		31816
Procter & Gamble	COM	742718109	2669	43622	SHRS		SOLE		43622
Royal Dutch Shell A	COM	780259206	3076	37880	SHRS		SOLE		37880
Schlumberger Ltd	COM	806857108	1136	13380	SHRS		SOLE		13380
Southern Co		COM	842587107	1384	40350	SHRS		SOLE		40350
Starbucks Corp		COM	855244109	1735	66113	SHRS		SOLE		66113
Steinway Musical Ins	COM	858495104	513	14825	SHRS		SOLE		14825
Stryker Corp		COM	863667101	1219	19326	SHRS		SOLE		19326
Tootsie Roll Inds	COM	890516107	769	27754	SHRS		SOLE		27754
Total S A		COM	89151E109	1706	21072	SHRS		SOLE		21072
United Parcel Svc	COM	911312106	2052	28110	SHRS		SOLE		28110
Verizon			COM	92343V104	201	4902	SHRS		SOLE		4902
Walgreen Company	COM	931422109	2860	65686	SHRS		SOLE		65686
Washington Federal	COM	938824109	1901	78185	SHRS		SOLE		78185
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